Class I | William Blair Small-Mid Cap Value Fund
WILLIAM BLAIR SMALL-MID CAP VALUE FUND
INVESTMENT OBJECTIVE:
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES:
This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class I William Blair Small-Mid Cap Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class I William Blair Small-Mid Cap Value Fund
Management Fee		1.00%
Distribution (Rule 12b-1) Fee		none
Other Expenses	[1]	0.43%
Total Annual Fund Operating Expenses	[2]	1.43%
Fee Waiver and/or Expense Reimbursement		0.28%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.15%
[1]	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until December 15, 2011.
[2]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class I operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.15% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on December 15, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.

Example:

This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Class I William Blair Small-Mid Cap Value Fund	117	425

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover information is not available.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalized ("small cap") and medium capitalized ("mid cap") companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of small cap and mid cap domestic companies that the Advisor believes offer a long-term investment value. For purposes of the Fund, the Advisor considers a company to be a small cap or mid cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell Midcap® Value Index at the time of the Fund's investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase equity securities of companies with business characteristics and value prospects similar to small and mid cap companies, but that may have a market capitalization above the market capitalization of the largest member of the Russell Midcap® Value Index. The Fund may invest in equity securities through initial public offerings (IPOs) and private placements.

The Russell Midcap® Value Index is a widely recognized, unmanaged index of common stocks that includes those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The size of companies in the Russell Midcap® Value Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Value Index can change the market capitalization range of the companies included in the index. As of June 30, 2011, the Russell Midcap® Value Index included securities issued by companies that ranged in size between $725 million and $18.7 billion.

In choosing investments, the Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company's current market value should reflect a material discount from the Advisor's estimate of the company's value, (b) the company should have a reasonable expectation of improving its level of profitability over a three-year investment horizon, (c) the company should have a capable and skilled management team and a clearly articulated and logical business strategy with a reasonable probability of successful execution, (d) the company should have a relatively simple, clean capital structure without excessive use of financial leverage (the company should adhere to conservative and straightforward accounting practices) and (e) there should be a likelihood that the company will undergo a positive corporate change within a three-year investment horizon.

PRINCIPAL RISKS OF INVESTING:

Because the Fund invests most of its assets in equity securities of small cap and mid cap domestic value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. The securities of small cap and mid cap companies may be more volatile and more speculative than the securities of larger, more established issuers, which may cause the Fund's share price to be more volatile. In addition, small and mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. The Fund's investments in IPOs are subject to high volatility and are of limited availability. Securities acquired through private placements may be classified as illiquid and difficult to value.

The Fund involves a high level of risk and may not be appropriate for everyone.    The Fund is not a complete investment program and you should only consider the Fund for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor's decision to make changes to or rebalance its clients' allocations in the separate accounts may substantially impact the Fund's performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:
The bar chart and table showing the Fund's annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.